Principal Accounting Policies (Narrative - Goodwill, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Revenue Recognition
Interest revenue	¥ 50,867		¥ 78,666
Interest cost	34,499		59,709
Liabilities recorded related to membership points and cash rewards	2,142		46,594		$ 329
Interest Receivable, Current	42,234		33,545		$ 6,491
Service Revenue	220,701
Revenue, Packaged Tour	497,918
Cost of Revenues
Losses of committed tour reservations	11,009		45,494	¥ 17,780
Advertising Expenses
Advertising expense	302,987		1,270,598	899,015
Leases
Deferred rent ,current liabilities	10,332		10,674
Deferred rent ,non-current liabilities	9,548		13,791
Goodwill
Share-based Compensation	98,675	$ 15,166	92,419	¥ 65,143
The Affiliated Entities [Member]
Revenue Recognition
Interest Receivable, Current	31,337		449,528
Interest Receivable, Noncurrent	170,505		562,643
Interest Payable, Current	¥ 177,971		¥ 871,914